Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales
Personnel expenses	€ (4,563)	€ (4,594)	€ (5,583)
Material costs	(7,744)	(6,559)	(6,796)
Depreciation	(1,983)	(2,158)	(2,686)
Other expenses	(1,735)	(1,502)	(2,382)
Allowance for slow-moving inventory	(851)	1	21
Total	(16,876)	(14,812)	(17,426)
Cost of maintenance	283	208	535
Travel expense	177	171	312
Insurance expense	306	283	269
Rental and building expenses	38	104	149
License fees	€ 30	€ 53	€ 57